Disclosure of financial assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	$ 4,066,588	$ 85,758	$ 11,964
Reclamation deposits	187,900	187,900
Financial assets	$ 4,254,488	$ 273,658